Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock options issued granted				20,000		20,000	29,000
Exercise price				$ 5.53		$ 5.89	$ 25.20
Unrecognized compensation cost related to non-vested stock options granted expect to recognize, period (in years)						2 years 2 months 5 days
Stock-based compensation (benefit)		$ (8)	$ 35	$ (8)	$ 74
Restricted Stock [Member]
Stock options issued granted
Key Employees [Member]
Stock options issued granted	20,000
Vesting period	12 months
Exercise price	$ 5.53
Employees [Member]
Unrecognized compensation cost related to non-vested stock options granted		$ 148		$ 148
Unrecognized compensation cost related to non-vested stock options granted expect to recognize, period (in years)				1 year 9 months 14 days
Employees And Directors [Member] | Restricted Stock [Member]
Unrecognized compensation cost related to non-vested stock options granted
2008 Stock Option Plan and 2011 Equity Incentive Plan [Member] | Maximum [Member]
Option granted term				10 years		10 years
2011 Equity Incentive Plan [Member]
Shares available for future awards		25,000		25,000		33,000